Statement of Stockholders Equity (USD $)	Total	Common Stock	Preferred Stock - Series B	Preferred Stock - Series C	Additional Paid-in Capital	Accumulated Deficit	Accumulated OCI (Loss)
Balance at Dec. 31, 2009	$ (1,245,940)	$ 55,780	$ 0	$ 0	$ 3,597,621	$ (4,899,341)	$ 0
Shares, Outstanding at Dec. 31, 2009		557,798,599
Issuance of stock for consulting fees	40,625	261			40,364
Issuance of stock for consulting fees (Shares)		2,612,500
Share-based compensation for consulting services	823,693				823,693
Share-based compensation - employee options vesting	57,840				57,840
Purchases of equity - Series B preferred	140,000		14		139,986
Common stock issuance for conversion of Series B preferred and interest	7,102	1,177	(14)		5,939
Common stock issuance for conversion of Series B preferred and interest (Shares)		11,768,197
Common stock issuance for conversion of debt	803,690	6,430			797,260
Common stock issuance for conversion of debt (Shares)		64,295,200
Beneficial conversion feature on convertible debt	0
Purchases of equity - Common stock	1,434,500	8,708			1,425,792
Purchases of equity - Common stock (Shares)		87,079,447
Common stock issuance for satisfaction of accounts payable	14,025	93			13,932
Common stock issuance for satisfaction of accounts payable (Shares)		934,986
Accumulated Comprehensive Loss	(2,999)						(2,999)
Net loss	(1,983,822)					(1,983,822)
Balance, ending at Dec. 31, 2010	88,714	72,449	0	0	6,902,427	(6,883,163)	(2,999)
Balance, ending (Shares) at Dec. 31, 2010		724,488,929
Issuance of stock for consulting fees	856,225	3,946			852,279
Issuance of stock for consulting fees (Shares)		39,455,594
Share-based compensation for consulting services	699,605				699,605
Share-based compensation - employee options vesting	29,796				29,796
Common stock issuance for conversion of debt	41,190	217			40,973
Common stock issuance for conversion of debt (Shares)		2,167,902
Purchases of equity - Common stock	889,000	4,069			884,931
Purchases of equity - Common stock (Shares)		40,690,055
Purchases of equity - Series C preferred	2,971,456			1	2,971,455
Common stock issuance for warrant exercise	443	40			403
Common stock issuance for warrant exercise (Shares)		402,965
Preferred Stock issue placement agent warrants	50,245				50,245
Accumulated Comprehensive Loss	27,191						27,191
Net loss	(4,778,541)					(4,778,541)
Balance, ending at Dec. 31, 2011	$ 875,324	$ 80,721		$ 1	$ 12,432,114	$ (11,661,704)	$ 24,192
Balance, ending (Shares) at Dec. 31, 2011		807,205,445